As filed with the Securities and Exchange Commission on April 9, 2012

1933 Act Registration File No. 333-177960

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[      ]    Pre-Effective Amendment No. ___
[ X  ]    Post-Effective Amendment No. 1

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
 (Exact Name of Registrant as Specified in Charter)

4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 967-3509

Gene L. Needles, Jr., President
4151 Amon Carter Boulevard
MD 2450
Fort Worth, Texas 76155
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement is comprised of the following:

Cover Sheet
Contents of Registration Statement
Part A - Proxy Statement and Prospectus*
Part B - Statement of Additional Information*
Part C - Other Information
Signature Page
Exhibit Index
Exhibits

*
Previously filed in the Registrant’s Registration Statement on Form N-14, SEC File No. 333-177960, on November 14, 2011, and subsequently filed in definitive form pursuant to Rule 497 on January 11, 2012.

EXPLANATORY NOTE

The sole purpose of this post-effective amendment is to include in the Registration Statement: Exhibit 12 - Opinion and consent of counsel on tax matters for the reorganization of Bridgeway Large-Cap Value Fund, a series of Bridgeway Funds, Inc., into American Beacon Bridgeway Large Cap Value Fund, a series of American Beacon Funds.

PART C
OTHER INFORMATION

Item 15.            Indemnification

The response to this item is incorporated herein by reference to Item 30 of the Registrant’s Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 23, 2012.  (File Nos. 033-11387 and 811-04984)

Item 16.	Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Registrant, dated November 1, 2004 – (x)
	(b)	Written Instrument Amending the Amended and Restated Declaration of Trust, filed with the Commonwealth of Massachusetts on March 23, 2005 – (xvi)
(2)		Bylaws – (i)
(3)		Voting Trust Agreements – (not applicable)
(4)		Form of Agreement and Plan of Reorganization and Termination – (xxvi)
(5)
Rights of holders of the securities being registered are contained in Articles III, VIII, X, XI and XII of the Registrant’s Declaration of Trust and Articles III, V, VI and XI of the Registrant’s Bylaws

(6)	(a)
Management Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 – (xv)

	(b)	Amendment to Management Agreement, dated February 13, 2009 – (xvi)
	(c)	Form of Amendment to Management Agreement – (xix)
(7)	(a)	Form of Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated March 31, 2009 – (xvii)
	(b)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated September 1, 2010 – (xxii)
	(c)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated February 14, 2011 – (xxiv)
	(d)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated July 1, 2011 – (xxv)
(8)		Bonus, profit sharing or pension plans – (not applicable)
(9)		Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 – (ii)
(10)	(a)	Amended and Restated Plan pursuant to Rule 18f-3, dated July 24, 2009 – (xviii)
	(b)	Distribution Plan pursuant to Rule 12b-1 for the A Class – (xx)

(11)		Opinion of Counsel as to the Legality of Shares Being Registered – (xxvi)
(12)		Opinion of Counsel on Tax Matters – (filed herewith)
(13)		Other Material Contracts
(a)(1)
Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated September 12, 2008 –  (xv)

(a)(2)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated April 30, 2009 – (xvii)

(a)(3)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated July 24, 2009 – (xviii)

(a)(4)
Form of Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc. — (xix)

(a)(5)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated November 18, 2010 – (xxii)

(a)(6)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated July 1, 2011 – (xxv)

	(b)(1)	Service Plan Agreement for the American Beacon Funds Investor Class, dated March 6, 2009 – (xviii)
	(b)(2)	Service Plan Agreement for the American Beacon Funds A Class, dated February 16, 2010 – (xx)
	(b)(3)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds A Class, dated December 15, 2010 – (xxiii)
	(b)(4)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds A Class, dated July 1, 2011 – (xxv)
	(c)(1)	Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 – (ii)
	(c)(2)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated July 24, 2002 – (vi)

	(c)(3)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated September 24, 2002 – (vii)
	(c)(4)	Amendment to Transfer Agency and Service Agreement to replace fee schedule, dated March 26, 2004 – (xiii)
	(d)(1)	Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 – (ii)
	(d)(2)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 – (v)
	(d)(3)	Amendment to Securities Lending Authorization Agreement to add Large-Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 – (iv)
	(d)(4)	Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund, dated December 29, 2000 – (iv)
	(d)(5)	Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 – (ix)
	(d)(6)	Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 – (xi)
	(d)(7)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xii)
	(e)	Amended and Restated Credit Agreement between American Beacon Funds and American Beacon Advisors, Inc., dated January 31, 2008 – (xiv)
(14)		Consent of Independent Registered Public Accounting Firm – (xxvi)
(15)		Financial Statements Omitted Pursuant to Item 14(a)(1) – (not applicable)
(16)		Powers of Attorney – (filed herewith)
(17)		Other Exhibits
	(a)	Form of Proxy Card – (xxvi)
	(b)	Prospectus for the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc. – (xxvi)
	(c)	Statement of Additional Information for the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc. – (xxvi)
	(d)	Annual Report to Shareholders of the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc. – (xxvi)

_________________________

(i)
Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on December 18, 1997. (File Nos. 333-42539 and 811-04984)

(ii)
Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on February 27, 1998. (File Nos. 033-11387 and 811-04984)

(iii)
Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on July 7, 2000. (File Nos. 033-11387 and 811-04984)

(iv)
Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on December 29, 2000. (File Nos. 033-11387 and 811-04984)

(v)
Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on February 28, 2001. (File Nos. 033-11387 and 811-04984)

(vi)
Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on October 1, 2002. (File Nos. 033-11387 and 811-04984)

(vii)
Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on February 28, 2003. (File Nos. 033-11387 and 811-04984)

(viii)
Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on July 1, 2003. (File Nos. 033-11387 and 811-04984)

(ix)
Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on June 30, 2004. (File Nos. 033-11387 and 811-04984)

(x)
Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on December 15, 2004. (File Nos. 033-11387 and 811-04984)

(xi)
Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on September 30, 2005. (File Nos. 033-11387 and 811-04984)

(xii)
Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on March 31, 2006. (File Nos. 033-11387 and 811-04984)

(xiii)
Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on March 1, 2007. (File Nos. 033-11387 and 811-04984)

(xiv)
Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on February 29, 2008. (File Nos. 033-11387 and 811-04984)

(xv)
Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on December 31, 2008. (File Nos. 033-11387 and 811-04984)

(xvi)
Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on February 27, 2009. (File Nos. 033-11387 and 811-04984)

(xvii)
Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on May1, 2009. (File Nos. 033-11387 and 811-04984)

(xviii)
Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on August 3, 2009. (File Nos. 033-11387 and 811-04984)

(xix)
Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on December 22, 2009. (File Nos. 033-11387 and 811-04984)

(xx)
Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on March 16, 2010. (File Nos. 033-11387 and 811-04984)

(xxi)
Incorporated by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on May 17, 2010. (File Nos. 033-11387 and 811-04984)

(xxii)
Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on December 14, 2010. (File Nos. 033-11387 and 811-04984)

(xxiii)
Incorporated by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on December 30, 2010. (File Nos. 033-11387 and 811-04984)

(xxiv)
Incorporated by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on April 19, 2011. (File Nos. 033-11387 and 811-04984)

(xxv)
Incorporated by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on July 5, 2011. (File Nos. 033-11387 and 811-04984)

(xxvi)
Incorporated by reference to the Registrant’s Registration Statement on Form N-14 of American Beacon Funds as filed with the Securities and Exchange Commission on November 14, 2011 (File No. 333-177960)

Item 17.                      Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Fort Worth and the State of Texas on the 9th day of April 2012.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	April 9, 2012
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	April 9, 2012
Melinda G. Heika

W. Humphrey Bogart*	Trustee	April 9, 2012
W. Humphrey Bogart

Brenda A. Cline*	Trustee	April 9, 2012
Brenda A. Cline

Eugene J. Duffy*	Trustee	April 9, 2012
Eugene J. Duffy

Thomas M. Dunning*	Trustee	April 9, 2012
Thomas M. Dunning

Alan D. Feld*	Trustee	April 9, 2012
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	April 9, 2012
Richard A. Massman

R. Gerald Turner*	Trustee	April 9, 2012
R. Gerald Turner

Paul J. Zucconi*	Trustee	April 9, 2012
Paul J. Zucconi

*By	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-99.12	Opinion of Counsel on Tax Matters
EX-99.16	Powers of Attorney